SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS

The accompanying notes to the Company’s unaudited interim financial statements have been prepared in accordance with the requirements of ASC 270, Interim Reporting and Article 8 of Regulation S-X. To that extent, footnote disclosure which would substantially duplicate the disclosure contained in the Company’s latest audited financial statements has been omitted.

In the opinion of management, these unaudited interim consolidated financial statements include all adjustments and accruals, consisting only of normal, recurring adjustments that are necessary for a fair statement of the results of all interim periods reported herein. The results of the interim periods are not necessarily indicative of the results expected for the full fiscal year or any other interim period or any future year or period.

Basis of Presentation

The accompanying financial statements have been prepared using the accrual basis of accounting in accordance with generally accepted accounting principles (“GAAP”) promulgated in the United States of America. The financial statements include Vertical Data Inc. and its subsidiaries Vertical Data Nordic and VDCA Inc. as of March 31, 2026. Vertical Data Nordic and VDCA Inc. were recently established in Sweden and Canada, respectively, for the purpose of conducting business operations in those countries. The entities did not commence principal operations as of March 31, 2026. The Company’s fiscal year-end is September 30.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable, the results of which form the basis for the amounts recorded in the financial statements.

Recognition of Revenue from Contracts with Customers

The Company recognizes revenue from its contracts with customers in accordance with the core principle outlined in ASC 606 Revenue from Contracts with Customers. Specifically, the Company recognizes revenue “to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services”. To that extent, the Company recognizes revenue in accordance with the ASC Topic by applying the following five steps:

●	Step 1-Identify the contract(s) with a customer
●	Step 2-Identify the performance obligations in the contract
●	Step 3-Determing the transaction price
●	Step 4-Allocate the transaction price to the performance obligations in the contract
●	Step 5-Recognize revenue when (or as) the Company satisfies a performance obligation

The Company’s contracts with its customers currently only contain a single performance obligation comprised solely of the sale of IT equipment. To that extent, the Company does not provide any installation or customization services at this time that might be considered a separate performance obligation. Further, as noted above, revenue is recognized at a point in time upon delivery of the equipment to the customer at the agreed upon location. The Company does not currently extend any form of payment terms to its customers and, as such, full payment for the equipment is received from the customer (via wire payment) immediately upon delivery of the equipment. The Company will recognize a contract liability to the extent it receives consideration from a customer prior to providing the equipment.

During the interim period ended March 31, 2026, the Company received an $11.2 million customer prepayment primarily related to the future sale of computer equipment to the customer. The Company expects to recognize the amount to revenue during its interim period ended June 30, 2026.

Restricted Cash

The Company presents cash and cash items that are restricted as to withdrawal and usage as restricted cash on its consolidated balance sheet. As of March 31, 2026, the Company classified $1.2. million in cash as restricted cash as the Company was legally obligated to use the amount to purchase computer equipment from a vendor for an existing customer.

Segments

The Company currently reports under a single operating segment, which constitutes all of the consolidated entity. Further, the Company’s CODM, which is its CEO, reviews the entity-wide operating results and performance. As such, the measure of profit or loss for the segment is net loss as presented in our consolidated statement of operations.

Recent Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting—Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures related to a public entity’s reportable segments. Required disclosures include, on an annual and interim basis, significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount for other segment items (which is the difference between segment revenue less segment expenses and less segment profit or loss) and a description of its composition, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The standard also permits disclosure of more than one measure of segment profit. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted the new standard on September 30, 2025. The adoption of the new standard did not have a material impact to our financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses at each interim and annual reporting period. The amendments are effective for annual periods beginning after December 15, 2026, and reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of the new ASU to its financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS

Basis of Presentation

The accompanying financial statements have been prepared using the accrual basis of accounting in accordance with generally accepted accounting principles (“GAAP”) promulgated in the United States of America. The financial statements include Vertical Data Inc. as of September 30, 2025 and 2024 and for the fiscal year ended September 30, 2025 and the prior fiscal period beginning May 3, 2024 (date of formation) through September 30, 2024.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable, the results of which form the basis for the amounts recorded in the consolidated financial statements.

Going Concern

Pursuant to the guidance in ASC 205-40, Going Concern, for each annual and interim reporting period an entity’s management must evaluate whether there are conditions and events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. To that extent, the Company incurred a net loss of approximately $3.8 million during the year ended September 30, 2025 and had cash of approximately $0.4 million as of its fiscal year end. As such, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the financial statements are issued. To mitigate the condition, management plans to increase liquidity through the future sale of equity. However, as of the time of the filing we do not have any financing plans that are probable of occurring.

Segment Reporting

The Company currently operates in a single operating segment. Operating segments are reported in a manner consistent with the internal reporting provided to the Company’s chief operating decision maker (“the CODM”). The Company’s CODM, which is its Chief Executive Officer, views the Company’s operations and manages its business as a single operating segment, which is the sale of IT hardware.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash or cash equivalents.

Cost of Revenue

The Company’s cost of revenue is comprised of the cost of purchased IT equipment from our suppliers.

Sales and Marketing

The Company’s sales and marketing expenses primarily consist of costs incurred related to sales commissions and our various marketing endeavors. The Company incurred $31,922 and $6,722 of sales and marketing expenses for the fiscal year ended September 30, 2025 and the period of May 3, 2024 (date of formation) to September 30, 2024. Sales and marketing expense is included in general and administrative expense in our statement of operations.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of September 30, 2025, the Company had deferred tax assets related to certain net operating losses. A valuation allowance was established against these deferred tax assets at their full amount. Refer to note 10 for additional information.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. As of September 30, 2025, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Net Loss Per Share

Net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is computed similar to basic earnings per share, except the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Stock-Based Compensation

The Company accounts for its stock-based compensation awards in accordance with ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments, including grants of employee stock options, to be recognized in the statements of operations by measuring the fair value of the award on the date of grant and recognizing this fair value as stock-based compensation over the requisite service period, generally the vesting period. The Company determines the fair value of its underlying shares in accordance with the practical expedient for nonpublic entities provided in ASC 718-10-30.

The Company estimates the grant date fair value of stock option awards using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the fair value of our underlying shares, the expected term of the option, the expected volatility of our Common Stock, the risk-free interest rates and expected dividend yield of our Common Stock.

Recognition of Revenue from Contracts with Customers

The Company recognizes revenue from its contracts with customers in accordance with the core principle outlined in ASC 606 Revenue from Contracts with Customers. Specifically, the Company recognizes revenue “to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services”. To that extent, the Company recognizes revenue in accordance with the ASC Topic by applying the following five steps:

●	Step 1-Identify the contract(s) with a customer
●	Step 2-Identify the performance obligations in the contract
●	Step 3-Determing the transaction price
●	Step 4-Allocate the transaction price to the performance obligations in the contract
●	Step 5-Recognize revenue when (or as) the Company satisfies a performance obligation

The Company’s contracts with its customers currently only contain a single performance obligation comprised solely of the sale of IT equipment. To that extent, the Company does not provide any installation or customization services at this time that might be considered a separate performance obligation. Further, as noted above, revenue is recognized at a point in time upon delivery of the equipment to the customer at the agreed upon location. The Company does not currently extend any form of payment terms to its customers and, as such, full payment for the equipment is received from the customer (via wire payment) immediately upon delivery of the equipment. As full payment is received only upon delivery, the Company typically does not have the need to recognize contract assets, contract liabilities or accounts receivable.

In determining the transaction price, the Company’s contracts with its customers do not include a significant financing component, noncash consideration or consideration payable to the customer. The Company’s contracts do include a refund option whereby the customer has the right to return the equipment to the Company for a full refund within a stated period after purchase. However, the Company noted that equipment returns were highly infrequent and were not material to our results of operations. As such, no refund liability has been recorded.

Finally, as it pertains to incremental costs of obtaining a contract, the Company, in accordance with the practical expedient provided in ASC 340-40, has elected to expense when incurred all sales commissions paid to its employees as the amortization period of the asset that the entity would have recognized would be one year or less.

Property and Equipment

Property and equipment consists primarily of computer equipment, which is depreciated over an estimated three-year life using the straight-line method. Expenditures for repairs and maintenance are expensed as incurred. When assets have been retired or sold, the cost and related accumulated depreciation are removed from the financial statements and any resulting gain or loss is recognized in our results of operations.

Commitments and Contingencies

The Company accounts for contingencies in accordance with ASC 450-20, Contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed. The Company is not currently involved in any legal proceedings that could require either accrual or disclosure.

Subsequent Events

For events or transactions that occur after the balance sheet date but before financial statements are issued or are available to be issued the Company considers whether recognition or disclosure in the financial statements may be required based on the guidance in ASC 855 Subsequent Events. To that extent, the Company will recognize in its financial statements the effect of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Further, the Company does not recognize subsequent events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after the balance sheet date but before financial statements are issued or are available to be issued. However, certain non-recognized subsequent events may still be disclosed in order to keep the financial statements from being misleading.

Recent Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting—Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures related to a public entity’s reportable segments. Required disclosures include, on an annual and interim basis, significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount for other segment items (which is the difference between segment revenue less segment expenses and less segment profit or loss) and a description of its composition, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The standard also permits disclosure of more than one measure of segment profit. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted the new standard on September 30, 2025. The adoption of the new standard did not have a material impact to our financial statements.

In December 2023, the FASB issued ASU 2023-09-Income Taxes (Topic 740)-Improvements to Income Tax Disclosures, which requires entities to provide additional information in the rate reconciliation and additional disclosures about income taxes paid. The guidance should be applied prospectively and is effective for annual periods beginning after December 15, 2024. The Company does not expect the issued standard to have a material impact on its financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses at each interim and annual reporting period. The amendments are effective for annual periods beginning after December 15, 2026, and reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of the new ASU to its financial statements.